Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property and equipment, net
Schedule of property and equipment

(In thousands)	December 31, 2023	December 31, 2024
Office building	48,323	47,154
Servers and network equipment	15,471	15,326
Furniture, fixtures and office equipment	2,110	2,001
Computer equipment	1,811	1,966
Motor vehicles	517	450
Building decoration and leasehold improvements	8,725	9,231
Total original costs	76,957	76,128
Less: Accumulated depreciation	(15,704)	(19,491)
Less: Accumulated impairment	(1,225)	(1,207)
Total	60,028	55,430

Summary of depreciation expense

	Years ended December 31,
(In thousands)	2022	2023	2024
Costs of revenues	1,362	740	1,346
Research and development expenses	467	390	158
Sales and marketing expenses	9	7	—
General and administrative expenses	828	3,290	3,182
Total	2,666	4,427	4,686